Pensions - Components of net Periodic Pension Cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pensions [Abstract]
Expected return on plan assets	$ (242)	$ (356)	$ (395)
Service cost	1,440	1,445	2,021
Interest cost	259	329	334
Amortization of actuarial loss	184	116	47
Settlement	0	0	1
Net periodic pension cost	$ 1,641	$ 1,534	$ 2,008